UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-1899

Dreyfus Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	5/31/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Growth Fund Inc.
May 31, 2014 (Unaudited)

Common Stocks--98.0%	Shares		Value ($)
Automobiles & Components--1.3%
Delphi Automotive	328,040		22,654,442
Capital Goods--8.1%
Cummins	213,990		32,725,491
Danaher	285,970		22,428,627
Fluor	288,880		21,689,110
Honeywell International	355,390		33,104,579
Precision Castparts	107,340		27,154,873
			137,102,680
Commercial & Professional Services--1.4%
Tyco International	530,500		23,151,020
Consumer Durables & Apparel--4.2%
Michael Kors Holdings	159,480	a	15,051,722
NIKE, Cl. B	284,320		21,867,051
PVH	176,220		23,195,839
Under Armour, Cl. A	208,890	a	10,609,523
			70,724,135
Consumer Services--2.4%
Las Vegas Sands	218,890		16,749,463
Starbucks	313,260		22,943,162
			39,692,625
Diversified Financials--5.5%
American Express	271,060		24,801,990
Ameriprise Financial	168,690		18,996,181
BlackRock	60,430		18,425,107
Discover Financial Services	224,880		13,297,154
IntercontinentalExchange Group	89,550		17,587,620
			93,108,052
Energy--5.2%
EOG Resources	278,140		29,427,212
Halliburton	233,610		15,100,550
Schlumberger	407,520		42,398,381
			86,926,143
Food & Staples Retailing--3.2%
Costco Wholesale	217,940		25,285,399
CVS Caremark	293,790		23,009,633

Whole Foods Market	140,740		5,381,898
			53,676,930
Food, Beverage & Tobacco--7.2%
Coca-Cola Enterprises	415,210		18,950,184
Mondelez International, Cl. A	460,170		17,311,595
PepsiCo	490,970		43,367,380
Philip Morris International	471,970		41,788,224
			121,417,383
Health Care Equipment & Services--2.5%
McKesson	134,190		25,447,792
UnitedHealth Group	205,880		16,394,224
			41,842,016
Household & Personal Products--1.4%
Colgate-Palmolive	338,710		23,167,764
Materials--3.9%
Eastman Chemical	223,480		19,724,345
Martin Marietta Materials	128,580	b	15,789,624
Praxair	230,700		30,507,768
			66,021,737
Media--5.2%
AMC Networks, Cl. A	118,580	a	7,337,730
Comcast, Cl. A	716,570		37,404,954
Twenty-First Century Fox, Cl. A	585,240		20,723,348
Viacom, Cl. B	248,240		21,182,319
			86,648,351
Pharmaceuticals, Biotech & Life Sciences--11.9%
Alexion Pharmaceuticals	101,330	a	16,853,206
Amgen	179,010		20,763,370
Biogen Idec	75,410	a	24,083,692
Bristol-Myers Squibb	523,250		26,026,455
Forest Laboratories	181,190	a	17,173,188
Gilead Sciences	429,900	a	34,912,179
Illumina	90,910	a	14,386,508
Mylan	236,710	a	11,797,627
Perrigo Company	96,830		13,381,906
Regeneron Pharmaceuticals	40,770	a	12,514,759
Vertex Pharmaceuticals	111,050	a	8,024,473
			199,917,363
Retailing--6.1%
Amazon.com	80,240	a	25,079,012
Dollar General	222,440	a	11,962,823
Home Depot	397,840		31,918,703

Priceline Group	15,890	a	20,317,431
Urban Outfitters	399,520	a	13,391,910
			102,669,879
Semiconductors & Semiconductor Equipment--1.1%
Xilinx	383,850		18,025,596
Software & Services--18.4%
Accenture, Cl. A	370,490		30,176,411
Adobe Systems	255,490	a	16,489,325
Cognizant Technology Solutions,
Cl. A	344,590	a	16,750,520
Facebook, Cl. A	397,010	a	25,130,733
Google, Cl. A	61,540	a	35,179,341
Google, Cl. C	61,540	a	34,522,709
Intuit	312,400		24,770,196
Microsoft	1,797,520		73,590,469
salesforce.com	356,810	a	18,778,910
Visa, Cl. A	159,790		34,327,686
			309,716,300
Technology Hardware & Equipment--8.0%
Apple	124,970		79,106,010

EMC	761,010		20,212,426
Juniper Networks	877,030	a	21,452,154
SanDisk	146,400		14,146,632
			134,917,222
Transportation--1.0%
FedEx	113,740		16,396,758
Total Common Stocks
(cost $1,246,055,560)			1,647,776,396

Other Investment--2.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $34,086,661)	34,086,661	[c]	34,086,661
Investment of Cash Collateral for
Securities Loaned--.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $15,285,971)	15,285,971	[c]	15,285,971
Total Investments (cost $1,295,428,192)	100.9%		1,697,149,028
Liabilities, Less Cash and Receivables	(.9%)		(14,921,211)
Net Assets	100.0%		1,682,227,817

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2014, the value of the fund's securities on loan was $14,868,256 and the value of the collateral held by the fund was $15,285,971.
c Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized appreciation on investments was $401,720,836 of which $409,465,461 related to appreciated investment securities and $7,744,625 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	18.4
Pharmaceuticals, Biotech & Life Sciences	11.9
Capital Goods	8.1
Technology Hardware & Equipment	8.0
Food, Beverage & Tobacco	7.2
Retailing	6.1
Diversified Financials	5.5
Energy	5.2

Media	5.2
Consumer Durables & Apparel	4.2
Materials	3.9
Food & Staples Retailing	3.2
Money Market Investments	2.9
Health Care Equipment & Services	2.5
Consumer Services	2.4
Commercial & Professional Services	1.4
Household & Personal Products	1.4
Automobiles & Components	1.3
Semiconductors & Semiconductor Equipment	1.1
Transportation	1.0
100.9

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,632,724,674	-	-	1,632,724,674
Equity Securities - Foreign Common Stocks+	15,051,722	-	-	15,051,722
Mutual Funds	49,372,632	-	-	49,372,632

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2014

By:       /s/James Windels

            James Windels

            Treasurer

Date:    July 21, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)